PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Net position) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 172	$ 158	$ 124	$ 128
Plan assets, at fair value	(135)	(119)	(103)
Net defined benefit liability (asset)	37	39	21
Defined benefit nonpension plans
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	57	53	35	$ 43
Plan assets, at fair value	(5)	(5)	0
Net defined benefit liability (asset)	$ 52	$ 48	$ 35